Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2014 ₪ / shares
Consolidated Balance Sheets [Abstract]
Accounts receivable, provision for doubtful account | $	$ 5,026		$ 5,323		$ 6,551
Common stock, par value | ₪ / shares		₪ 0.01		₪ 0.01		₪ 0.01
Common stock, shares authorized	27,000,000		27,000,000		27,000,000
Common stock, shares issued	17,394,539		17,392,072		17,346,561